Financial investments - Summary of equity instruments measured at fair value through other comprehensive income (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Listed shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	S/ 420,474	S/ 407,636
Non-listed shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	S/ 37,794	S/ 37,242